Goodwill and Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	$ 380,140	$ 380,571
Accumulated Amortization	208,177	196,878
Net Carrying Amount	171,963	183,693
Goodwill [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	13,742	13,742
Mastheads [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	35,245	35,288
Noncompete Agreements [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	4,970	4,970
Accumulated Amortization	4,893	4,839
Net Carrying Amount	77	131
Advertiser Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	278,458	278,543
Accumulated Amortization	154,422	145,878
Net Carrying Amount	124,036	132,665
Customer Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	8,940	8,940
Accumulated Amortization	3,922	3,597
Net Carrying Amount	5,018	5,343
Subscriber Relationships [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	81,934	82,280
Accumulated Amortization	41,316	39,226
Net Carrying Amount	40,618	43,054
Trade Names [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	5,493	5,493
Accumulated Amortization	3,479	3,204
Net Carrying Amount	2,014	2,289
Publication Rights [Member]
Goodwill and Intangible Assets [Line Items]
Gross Carrying Amount	345	345
Accumulated Amortization	145	134
Net Carrying Amount	$ 200	$ 211